As filed with the Securities and Exchange Commission on September 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21421

NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
JULY 31, 2012

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited)

Number of Shares		Value($)†

Common Stocks (88.5%)

Apartments (7.9%)
56,900	AvalonBay Communities, Inc.	8,369,421
43,200	Essex Property Trust, Inc.	6,797,952
117,501	Mid-America Apartment Communities, Inc.	8,134,594
		23,301,967
Commercial Financing (6.8%)
409,423	Apollo Commercial Real Estate Finance, Inc.	6,837,364
583,100	Starwood Property Trust, Inc.	12,979,806
		19,817,170
Diversified (7.7%)
122,100	American Assets Trust, Inc.	3,174,600
164,586	Digital Realty Trust, Inc.	12,849,229
146,865	Entertainment Properties Trust	6,632,423
		22,656,252
Health Care (16.6%)
169,000	HCP, Inc.	7,978,490
121,450	Health Care REIT, Inc.	7,557,834
100,000	LTC Properties, Inc.	3,570,000
359,700	OMEGA Healthcare Investors, Inc.	8,719,128
309,552	Ventas, Inc.	20,817,372
		48,642,824
Home Financing (2.2%)
376,500	Annaly Capital Management, Inc.	6,562,395
Industrial (4.8%)
135,522	EastGroup Properties, Inc.	7,247,717
212,586	ProLogis, Inc.	6,872,905
		14,120,622
Lodging/Resorts (1.2%)
203,800	RLJ Lodging Trust	3,586,880
Mixed (2.2%)
174,400	Liberty Property Trust	6,328,976
Office (7.6%)
46,000	Boston Properties, Inc.	5,101,400
194,700	Corporate Office Properties Trust	4,334,022
133,180	Highwoods Properties, Inc.	4,510,807
174,100	Hudson Pacific Properties, Inc.	3,095,498
309,800	Piedmont Office Realty Trust, Inc. Class A	5,285,188
		22,326,915
Real Estate Management & Development (3.2%)
553,100	Brookfield Office Properties, Inc.	9,441,417

Regional Malls (11.1%)
401,900	CBL & Associates Properties, Inc.	7,929,487
210,378	Macerich Co.	12,288,179
49,561	Simon Property Group, Inc.	7,954,045
431,200	Westfield Group	4,510,356
		32,682,067
Self Storage (4.3%)
218,265	Sovran Self Storage, Inc.	12,462,932

Shopping Centers (10.7%)
171,100	Equity One, Inc.	3,711,159
42,300	Federal Realty Investment Trust	4,596,318
281,900	Kimco Realty Corp.	5,494,231
95,000	Regency Centers Corp.	4,545,750
232,270	Tanger Factory Outlet Centers	7,479,094
287,193	Urstadt Biddle Properties, Inc. Class A	5,453,795
		31,280,347
Timber (2.2%)
135,500	Rayonier, Inc.	6,461,995

Total Common Stocks (Cost $185,293,475)		259,672,759

Preferred Stocks (43.2%)

Commercial Financing (6.8%)
131,915	iStar Financial, Inc., Ser. E, 7.88%	2,589,492
185,000	iStar Financial, Inc., Ser. G, 7.65%	3,550,150
185,000	iStar Financial, Inc., Ser. I, 7.50%	3,511,300
444,484	NorthStar Realty Finance Corp., Ser. B, 8.25%	10,267,580
		19,918,522
Diversified (4.1%)
160,600	Cousins Properties, Inc., Ser. B, 7.50%	4,055,150
302,000	DuPont Fabros Technology, Inc., Ser. A, 7.88%	8,003,000
		12,058,150
Industrial (0.9%)
100,000	Terreno Realty Corp., Ser. A, 7.75%	2,573,000	*

Lodging/Resorts (10.2%)
370,000	Ashford Hospitality Trust, Inc., Ser. D, 8.45%	9,335,100
235,800	Eagle Hospitality Properties, Inc., Ser. A, 8.25%	422,082	*
179,900	Hersha Hospitality Trust, Ser. A, 8.00%	4,535,279
97,050	LaSalle Hotel Properties, Ser. G, 7.25%	2,473,805
250,000	Pebblebrook Hotel Trust, Ser. A, 7.88%	6,537,500
50,265	Sunstone Hotel Investors, Inc., Ser. A, 8.00%	1,279,244
200,000	Sunstone Hotel Investors, Inc., Ser. D, 8.00%	5,194,000
		29,777,010
Manufactured Homes (1.3%)
150,000	Equity Lifestyle Properties, Inc., Ser. A, 8.03%	3,825,000

Office (7.2%)
200,000	Corporate Office Properties Trust, Ser. L, 7.38%	5,086,000
6,000	Highwoods Properties, Inc., Ser. A, 8.63%	7,340,625
347,930	Parkway Properties, Inc., Ser. D, 8.00%	8,785,232
		21,211,857
Regional Malls (11.1%)
398,015	CBL & Associates Properties, Inc., Ser. D, 7.38%	10,145,402
85,433	Glimcher Realty Trust, Ser. F, 8.75%	2,169,998
517,075	Glimcher Realty Trust, Ser. G, 8.13%	13,040,632
117,800	Taubman Centers, Inc., Ser. G, 8.00%	3,036,884
158,091	Taubman Centers, Inc., Ser. H, 7.63%	4,085,071
		32,477,987
Shopping Centers (1.6%)
113,249	Cedar Realty Trust, Inc., Ser. A, 8.88%	2,913,897
73,900	DDR Corp., Ser I, 7.50%	1,859,324
		4,773,221
Total Preferred Stocks (Cost $122,879,585)		126,614,747

Short-Term Investments (2.5%)
7,243,868	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $7,243,868)	7,243,868

Total Investments (134.2%) (Cost $315,416,928)		393,531,374	##

Liabilities, less cash, receivables and other assets [(34.2%)]		(100,238,960)

Total Net Assets Applicable to Common Shareholders (100.0%)		$ 293,292,414

See Notes to Schedule of Investments

July 31, 2012 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. The value of the Fund’s investments in interest rate swap contracts is determined by Management by obtaining valuations from independent pricing services which consist of references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs). The value of the Fund’s investments in certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2012:

Asset Valuation Inputs Investments:	Level 1		Level 2	Level 3	Total
Common Stocks
Apartments	$ 23,301,967		$ —	$ —	$ 23,301,967
Commercial Financing	19,817,170		—	—	19,817,170
Diversified	22,656,252		—	—	22,656,252
Health Care	48,642,824		—	—	48,642,824
Home Financing	6,562,395		—	—	6,562,395
Industrial	14,120,622		—	—	14,120,622
Lodging/Resorts	3,586,880		—	—	3,586,880
Mixed	6,328,976		—	—	6,328,976
Office	22,326,915		—	—	22,326,915
Real Estate Management & Development	9,441,417		—	—	9,441,417
Regional Malls	28,171,711		4,510,356	—	32,682,067
Self Storage	12,462,932		—	—	12,462,932
Shopping Centers	31,280,347		—	—	31,280,347
Timber	6,461,995		—	—	6,461,995
Total Common Stocks	255,162,403		4,510,356	—	259,672,759
Preferred Stocks
Commercial Financing	19,918,522		—	—	19,918,522
Diversified	12,058,150		—	—	12,058,150
Industrial	2,573,000		—	—	2,573,000
Lodging/Resorts	29,777,010		—	—	29,777,010
Manufactured Homes	3,825,000		—	—	3,825,000
Office	13,871,232		7,340,625	—	21,211,857
Regional Malls	32,477,987		—	—	32,477,987
Shopping Centers	4,773,221		—	—	4,773,221
Total Preferred Stocks	119,274,122		7,340,625	—	126,614,747
Short-Term Investments	—		7,243,868	—	7,243,868
Total Investments	$ 374,436,525	$	$ 19,094,849	$ —	$ 393,531,374

The Fund had no transfers between Levels 1 and 2 during the period ended July 31, 2012.

##
At July 31, 2012, the cost of investments for U.S. federal income tax purposes was $316,693,592. Gross unrealized appreciation of investments was $82,172,933 and gross unrealized depreciation of investments was $5,335,151, resulting in net unrealized appreciation of $76,837,782 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 28, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 28, 2012